Capital adequacy (Details)	Jan. 01, 2023	Sep. 30, 2022
APRA Prudential Standards
Capital adequacy
Minimum requirement of Common Equity Tier 1 (CET1)		4.50%
Minimum requirement of Tier 1 capital ratio		6.00%
Minimum requirement of Total Regulatory Capital ratio		8.00%
Capital conservation buffer		3.50%
Capital conservation buffer, surcharge		1.00%
APRA Prudential Standards | Australia and New Zealand
Capital adequacy
Industry minimum CET1 ratio		8.00%
Countercyclical capital buffer		0
APRA Revised Standards | Forecast
Capital adequacy
Minimum requirement of Common Equity Tier 1 (CET1)	10.25%
Industry minimum CET1 ratio	11.00%
Capital conservation buffer	4.75%
Countercyclical capital buffer	1.0
APRA Revised Standards | Minimum | Forecast
Capital adequacy
Target Common Equity Tier 1 (CET1)	11.00%
APRA Revised Standards | Maximum | Forecast
Capital adequacy
Target Common Equity Tier 1 (CET1)	11.50%
Capital management strategy
Capital adequacy
Minimum requirement of Common Equity Tier 1 (CET1)		8.00%
Industry minimum CET1 ratio		4.50%
Capital conservation buffer		3.50%